Other Investments (Tables)	12 Months Ended
Mar. 31, 2026
Other Investments [Abstract]
Schedule of Equity Investments Designated

As at	March 31, 2026	March 31, 2025
Investments designated as FVTOCI
Public companies	$2,808	$1,334
Investments designated as FVTPL
Public companies	48,901	13,409
Private companies	2,534	2,534
	51,435	15,943
Total	$54,243	$17,277

Schedule of Continuity of Investments

			Accumulated fair value
		Accumulated fair value	change included in
	Fair Value	change included in OCI	profit and loss
As at April 1, 2024	$46,254	$(25,715)	$10,459
Gain on equity investments designated as FVTOCI	5	5	—
Gain on equity investments designated as FVTPL	12,451	—	12,451
Acquisition	20,953	—	—
Disposal	(36,289)	—	—
Transferred upon acquisition of Adventus	(25,727)	—	—
Impact of foreign currency translation	(370)	—	—
As at March 31, 2025	$17,277	$(25,710)	$22,910
Gain on equity investments designated as FVTOCI	1,517	1,517	—
Gain on equity investments designated as FVTPL	33,670	—	33,670
Acquisition	2,040	—	—
Disposal	(740)	12	—
Impact of foreign currency translation	479	—	—
As at March 31, 2026	$54,243	$(24,181)	$56,580